Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2022
Accounting Policies [Abstract]
Schedule of activities of the crypto currencies
BNB and WBNB
Crypto currencies at January 1, 2022	$-
Additions of crypto currencies(1)	438,042
Realized gain on sale of crypto currencies	-
Impairment of crypto currencies	(293,619)
Sale of crypto currencies	-
Crypto currencies at June 30, 2022(4)	$144,423

Bitcoins
Crypto currencies at January 1, 2021	$-
Additions of crypto currencies(2)	201,152
Realized gain on sale of crypto currencies	-
Impairment of crypto currencies(3)	-
Sale of crypto currencies	-
Crypto currencies at June 30, 2021(4)	$201,152

(1)	Binance Coin (“BNB”) and Wrapped BNB (“WBNB”) obtained from the sales of NFTs. The Group collected in an aggregate of approximately US$438,000 at the spot token price upon the completion of the sale of NFTs. As of June 30, 2022, the Group recorded an impairment charge of approximately US$294,000.
(2)	Bitcoins obtained from the crypto currency mining activities.
(3)	The Group did not recognize impairment loss on crypto currencies during the year ended December 31, 2021 as the crypto currencies were converted to stable coins shortly after the consideration was received and all stable coins were liquidated before the year end.
(4)	The balance was included in the line item “other assets” in the condensed consolidated balance sheet as of June 30, 2022.

Schedule of diluted earnings (loss) per ordinary share is the same as basic earnings (loss) per ordinary share
		Six Months Ended June 30,
		2022	2021
SPAC Warrants		17,795,000	17,795,000
August 2020 PIPE Warrants	See Note 13	729,167	1,500,000
December 2020 Convertible Debenture	See Note 12	—	800,000
December 2020 Warrants	See Note 12	—	13,700,000
January 2021 Call Options	See Note 13	4,000,000	6,000,000
Series A Convertible Preferred Shares	See Note 12	2,333,333	2,333,333
February 2021 Warrants	See Note 12	38,800,000	26,666,667
Series B Convertible Preferred Shares	See Note 12	4,807,007	—
December 2021 Warrants	See Note 12	2,285,715	—
May 2022 Convertible Debenture	See Note 12	2,800,000	—